UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS
ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2016
			Shares	Cost	Value (Note 1)

COMMON STOCKS - 55.68%

Business Services - 21.36%
*	Liquidity Services, Inc.		351,470	2,309,678	$2,354,849
*	Rosetta Stone, Inc.		705,624	5,618,167	5,348,630
*	Sizmek, Inc.		678,730	5,498,183	1,656,101
					9,359,580
Consumer Discretionary - 12.03%
	Apple, Inc.		20,521	2,132,484	2,049,227
	Samsung Electronics Co. Ltd.		2,570	2,230,162	2,294,431
*	WCI Communities, Inc.		54,000	864,984	929,340
					5,272,998
Consumer Staples - 0.41%
*	Seaboard Corp.		60	149,070	181,200
					181,200
Energy - 0.57%
*	Comstock Resources, Inc.		380,000	1,074,350	250,800
					250,800
Financials - 1.50%
	Fortress Investment Group, LLC		130,000	639,428	656,500
					656,500
Health Care - 6.09%
*	Paratek Pharmaceuticals, Inc.		164,880	2,807,113	2,666,110
					2,666,110
Information Technology - 13.72%
*	Covisint Corp.		1,166,925	3,073,632	2,345,519
*	DSP Group, Inc.		201,126	1,730,678	2,105,789
*	First Solar, Inc.		4,500	228,672	223,425
*	GSI Technology, Inc.		334,000	1,320,218	1,336,000
					6,010,733
Materials - 0.00%
*	Colossus Minerals, Inc.		1,225,883	1,670,924	613
					613

	Total Common Stocks (Cost $31,347,742)				24,398,534

CLOSED-END FUNDS - 6.64%
	Nuveen Credit Strategies Income Fund		218,000	1,669,574	1,776,700
	Nuveen Global High Income Fund		80,000	1,023,981	1,130,400

	Total Closed-End Funds (Cost $2,693,554)				2,907,100

		Par	Interest Rate	Maturity Date
CONVERTIBLE BOND - 0.04%
	BPZ Resources, Inc.	$1,657,000	8.500%	10/1/2017	16,570

	Total Convertible Bond (Cost $1,550)				16,570
					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2016
					Value (Note 1)

		Par	Interest Rate	Maturity Date
CORPORATE BONDS - 3.45%
	CSI Compressco, LP	$1,810,000	7.250%	8/15/2022	$1,466,100
	Goodrich Petroleum Corp.	962,000	8.875%	3/15/2018	45,695
					1,511,795

	Total Corporate Bonds (Cost $2,781,411)				1,511,795

			Strike	Exercise
		Shares	Price	Date
WARRANT - 0.01%
	Colossus Minerals, Inc. (a)	614,167	$1.00	3/17/2019	6,142

	Warrant (Cost $332)				6,142

SHORT-TERM INVESTMENT - 35.50%				Shares
	§	Federated Treasury Obligations Fund, 0.18%		15,554,096	$15,554,096

	Total Short-Term Investment (Cost $15,554,096)				15,554,096

Total Value of Investments (Cost $52,378,685) - 101.32%					$44,394,237

Options Written (Premiums Received $43,819) - (0.22)%					(96,000)

Liabilities in Excess of Other Assets - (1.10)%					(480,857)

	Net Assets - 100%				$43,817,380

*	Non-income producing investment
§	Represents 7 day effective yield

(a)	Security is fair valued and represents 0.01% of net assets.

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2016
				Value (Note 1)

	Number of
PUT OPTIONS WRITTEN - 0.22%	Contracts	Exercise Price	Expiration Date
First Solar, Inc.	160	$ 55.00	7/15/2016	$96,000

Total Put Options Written (Premiums Received $43,819)				96,000

Total Options Written (Premiums Received $43,819)				$96,000

Summary of Investments by Sector
		% of Net
Sector		Assets	Value
Business Services		21.36%	$9,359,580
Consumer Discretionary		12.03%	5,272,998
Consumer Staples		0.41%	181,200
Energy		0.57%	250,800
Financials		1.50%	656,500
Health Care		6.09%	2,666,110
Information Technology		13.72%	6,010,733
Materials		0.00%	613
Closed-End Funds		6.64%	2,907,100
Convertible Bond		0.04%	16,570
Corporate Bonds		3.45%	1,511,795
Warrant		0.01%	6,142
Short-Term Investment		35.50%	15,554,096
Put Options Written		-0.22%	(96,000)
Liabilities in Excess of Other Assets		-1.10%	(480,857)
Total		100.00%	$43,817,380

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,042,594
Aggregate gross unrealized depreciation				(9,079,223)

Net unrealized depreciation				$(8,036,629)

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2016

Note 1 - Investment Valuation

The Roumell Opportunistic Value Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2016

Note 1 - Investment Valuation - Continued

Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of May 31, 2016:

Assets	Total	Level 1	Level 2	Level 3 (a)
Common Stocks	$24,398,534	$24,398,534	$-	$-
Closed-End Funds	2,907,100	2,907,100	-	-
Convertible Bond	16,570	-	16,570	-
Corporate Bonds	1,511,795	-	1,511,795	-
Warrant	6,142	-	-	6,142
Short-Term Investment	15,554,096	15,554,096	-	-
Total	$44,394,237	$42,859,730	$1,528,365	$6,142

Liabilities	Total	Level 1	Level 2	Level 3 (a)
Put Options Written	$96,000	$-	$96,000	$-
Total	$96,000	$-	$96,000	$-

(a)	At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund, and hence, reconciliation is not provided.

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: July 14, 2016	Katherine M. Honey President and Principal Executive Officer Roumell Opportunistic Value Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: July 14, 2016	Katherine M. Honey President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: July 14, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund